Cover	Apr. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2025
Entity File Number	001-35362
Entity Registrant Name	Tripadvisor, Inc.
Entity Central Index Key	0001526520
Entity Tax Identification Number	80-0743202
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	400 1st Avenue
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	781
Local Phone Number	800-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TRIP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false